Prospectus supplement dated August 15, 2013
to the following prospectus(es):
Nationwide DestinationSM Architect 2.0 prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following investment options are not available for contracts issued on or after August 12, 2013, that have elected the Nationwide Lifetime Income Track option:
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative
Accordingly, the following changes apply to your prospectus:
1.	The Income Benefit Investment Options section is deleted in its entirety and replaced with the following:
Income Benefit Investment Options
Only certain investment options are available to contracts that elect the Nationwide Lifetime Income Track option. The investment options available under Nationwide Lifetime Income Track option are chosen by Nationwide based on each investment option's risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing the Nationwide Lifetime Income Track option and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the option.
The following investment options are the only investment options available for contracts that have elected the Nationwide Lifetime Income Track option:
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Asset Allocation Programs:
Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services")
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
Static Asset Allocation Model (see "Static Asset Allocation Model")
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Funds of Funds:
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate (only available in contracts for which good order applications were received before August 12, 2013)
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative (only available in contracts for which good order applications were received before August 12, 2013)
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
PRO-0056-2

•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Refer to "Appendix A: Underlying Mutual Funds" for more information.
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